Stockholders' Equity and Restrictions	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Restrictions [Abstract]
Stockholders' Equity and Restrictions
Note 6:   Stockholders' Equity and Restrictions

The two classes of our common stock are equal in all respects, except (a) each Class A share receives twice the cash dividends paid on a per share basis to the Class B common stock; and (b) the Class B common stock elects a simple majority of the Board of Directors of Citizens and the Class A common stock elects the remaining directors.

The table below shows the combined total of all of our insurance subsidiaries' capital and surplus and net income (loss) for life insurance operations and property insurance operations, although these amounts are not all available as dividends to Citizens, Inc., because only CICA is directly owned by Citizens, Inc.  All other subsidiaries are owned by CICA.

	For the Years Ended December 31,
	2011	2010
Combined Statutory Stockholders' Equity	(In thousands)
	(Unaudited)
Life insurance operations	$114,314	104,411
Property insurance operations	5,113	4,646
Total statutory equity	$119,427	109,057

	For the Years Ended December 31,
	2011	2010	2009
Combined Statutory Net Income (Loss)	(In thousands)
	(Unaudited)
Life insurance operations	$6,943	15,563	15,546
Property insurance operations	469	(7)	(444)
Total statutory net income (loss)	$7,412	15,556	15,102

Generally, the net assets of the insurance subsidiaries available for transfer to their immediate parent are limited to the greater of the subsidiary net gain from operations during the preceding year or 10% of the subsidiary net statutory surplus as of the end of the preceding year as determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities.  Under these practices, total surplus at December 31, 2011 was $54.8 million and net gain from operations was $2.4 million for CICA.  Based upon statutory net gain from operations and surplus of CICA as of and for the year ended December 31, 2011, a dividend of approximately $5.5 million could be paid to the Company without prior regulatory approval in 2012.  Payments of dividends in excess of such amounts would generally require approval by regulatory authorities.

CICA, CNLIC, SPLIC and SPFIC have calculated their risk based capital ("RBC") in accordance with the National Association of Insurance Commissioners' Model Rule and the RBC rules as adopted by their respective states of domicile.   All insurance subsidiaries exceeded RBC minimum levels at December 31, 2011.